Label	Element	Value
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Africa & Middle East Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in African and Middle Eastern companies. For purposes of determining whether the fund invests at least 80% of its net assets in African and Middle Eastern companies, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider. The fund expects to primarily invest in common stocks of companies located (or with primary operations) in Africa and the Middle East. The countries in which the fund normally invests include, but are not limited to, the following:

•   Primary Emphasis: Bahrain, Egypt, Jordan, Kenya, Kuwait, Lebanon, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, and United Arab Emirates.

•   Others: Algeria, Angola, Botswana, Ghana, Ivory Coast, Mauritius, Mozambique, Namibia, Niger Republic, Rwanda, Senegal, Syria, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund. The fund may make substantial investments in banks and financial companies in various African and Middle Eastern countries.

While the adviser invests with an awareness of the outlook for certain industry sectors and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:

•   leading or improving market position;

•   attractive business niche;

•   attractive or improving franchise or industry position;

•   seasoned management;

•   stable or improving earnings and/or cash flow; and

•   sound or improving balance sheet.

The fund may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Investing in Africa and the Middle East Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, and financial troubles, and their markets should be considered extremely volatile even when compared with those of other emerging market countries. Many of these countries tend to be highly reliant on exporting oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Geographic concentration Because the fund focuses its investments on a particular geographic area, the fund’s performance is closely tied to the social, political, and economic conditions of that area. Political developments and changes in regulatory, tax, or economic policy could significantly affect the markets in which the fund invests. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Banks and financial companies Because the fund may invest significantly in banks and financial companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn that impacts the financials sector. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Investing in South Africa Investing in securities of South African issuers involves significant risks, including legal, political, and economic risks specific to South Africa. South Africa has a history of social unrest and governmental interference, which could lead to increased volatility. In addition, South Africa’s economy is heavily dependent on agriculture and mining and is therefore more susceptible to market events and regulatory developments impacting the commodity markets.

Investing in Saudi Arabia Investments in securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, and confiscatory taxation. Because the ability of foreign investors (such as the fund) to invest in Saudi Arabian issuers is still relatively new and untested, such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. As a result, a sustained decrease in petroleum prices would have a negative impact on all aspects of the Saudi Arabian economy. Political instability in Saudi Arabia, or even the broader Middle East region, including authoritarian and/or military involvement in governmental decision making, armed conflict, and crime, and instability as a result of religious, ethnic, and/or socioeconomic unrest could adversely impact the economy of Saudi Arabia.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Frontier markets Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Liquidity A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	15.98%	Worst Quarter	3/31/20	-30.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com .
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (reflects no deduction for fees or expenses)
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%	[1]
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[2]
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Combined Index Portfolio Net
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index Portfolio Net (reflects no deduction for fees or expenses)	[3]
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Combined Index Portfolio Net
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[2]
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Average
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.50%
5 Years	rr_AverageAnnualReturnYear05	12.07%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%	[4]
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[5]
Management fees	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	472
5 Years	rr_ExpenseExampleYear05	835
10 Years	rr_ExpenseExampleYear10	$ 1,855
Annual Return 2011	rr_AnnualReturn2011	(16.10%)
Annual Return 2012	rr_AnnualReturn2012	19.90%
Annual Return 2013	rr_AnnualReturn2013	24.16%
Annual Return 2014	rr_AnnualReturn2014	9.22%
Annual Return 2015	rr_AnnualReturn2015	(19.19%)
Annual Return 2016	rr_AnnualReturn2016	5.98%
Annual Return 2017	rr_AnnualReturn2017	23.64%
Annual Return 2018	rr_AnnualReturn2018	(8.92%)
Annual Return 2019	rr_AnnualReturn2019	8.05%
Annual Return 2020	rr_AnnualReturn2020	(4.32%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.98%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.78%)
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2007
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.38%)
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	707
10 Years	rr_ExpenseExampleYear10	$ 1,581
1 Year	rr_AverageAnnualReturnYear01	(4.09%)
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2017
T. Rowe Price Africa & Middle East Fund (Prospectus Summary) | T. Rowe Price Africa & Middle East Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.01%	[8]
1 Year	rr_ExpenseExampleYear01	$ 1
3 Years	rr_ExpenseExampleYear03	3
5 Years	rr_ExpenseExampleYear05	6
10 Years	rr_ExpenseExampleYear10	$ 13
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2021

[1]	Return since 11/30/10.
[2]	Return since 3/6/17.
[3]	Combined Index Portfolio Net is an unmanaged linked performance portfolio composed of: 100% S&P IFCG Africa & Middle East Index Net (excluding Saudi Arabia and Israel) through 6/30/09 (prior to 9/1/08, the index excluded Kuwait); 100% MSCI Arabian Markets & Africa Index Net from 7/1/09 through 9/29/10; 100% S&P Emerging/Frontier ME & Africa BMI ex IL Net from 9/30/10 through 12/31/17; and 100% MSCI Arabian Markets & Africa 10/40 Investable Market Index Net from 1/1/18 forward.
[4]	Return since 2/28/17.
[5]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.30%. The agreement may only be terminated at any time after February 28, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.30%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[7]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[8]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.